INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventory

a.Inventories are comprised of the following:

	December 31,
	2020	2019

Raw materials, parts and supplies	$9,579	$6,638
Work in progress and assembled raw materials	15,871	15,409
Finished products	5,854	5,156

	$31,304	$27,203